Pioneer Municipal High Income Fund, Inc.

Ticker Symbol: MHI

Schedule of Investments  |  7/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 158.8%
	Municipal Bonds — 158.8% of Net Assets(a)
	Alabama — 2.8%
8,000,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	$ 7,115,760
	Total Alabama	$7,115,760
	Arizona — 2.6%
4,000,000(b)	City of Phoenix, 5.00%, 7/1/27	$ 4,465,520
2,220,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	2,068,108
19,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	19,359
	Total Arizona	$6,552,987
	Arkansas — 1.0%
2,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 2,422,175
	Total Arkansas	$2,422,175
	California — 6.6%
2,500,000	Bay Area Toll Authority, Series F-2, 2.60%, 4/1/56	$ 1,684,000
785,000	California County Tobacco Securitization Agency, Series B-1, 5.00%, 6/1/49	815,466
10,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	2,484,200
2,000,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.00%, 6/1/46	2,527,300
1,570,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	1,586,077
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,450,232
1,500,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	1,482,315
1,250,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	1,215,100
1,605,000	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5.00%, 7/1/30	1,817,999
1,500,000(b)	State of California, 3.00%, 10/1/33	1,497,750
	Total California	$16,560,439
	Colorado — 3.9%
2,180,000	Board of Water Commissioners City & County of Denver, Series A, 4.00%, 9/15/42	$ 2,219,349
1Pioneer Municipal High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Colorado — (continued)
1,875,000	City & County of Denver, Airport System Revenue, Series B, 5.00%, 11/15/47	$ 2,092,238
2,000,000	City & County of Denver, Airport System Revenue, Series B, 5.25%, 11/15/53	2,270,620
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, Series A, 8.00%, 9/1/43	1,605,945
1,665,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2018, 6/1/39 (144A)	1,774,457
	Total Colorado	$9,962,609
	Connecticut — 1.8%
3,380,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 3,429,213
1,000,000(b)	State of Connecticut, Series E, 4.00%, 9/1/30	1,032,680
	Total Connecticut	$4,461,893
	District of Columbia — 3.6%
660,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.50%, 5/15/33	$ 716,159
6,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,128,160
10,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	2,269,500
	Total District of Columbia	$9,113,819
	Florida — 8.0%
3,220,000	City of Tampa, Hospital Revenue Bonds (H. LEE Moffit Cancer Center Project), Series B, 4.00%, 7/1/45	$ 3,179,363
2,500,000	Collier County Water-Sewer District, 4.00%, 7/1/43	2,650,000
2,500,000	County of Hillsborough, 3.00%, 8/1/46	2,112,750
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.00%, 10/1/44	5,036,950
275,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31	273,724
225,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/35	217,042
1,800,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51	1,608,318
5,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series A, 4.00%, 7/1/34	5,091,300
	Total Florida	$20,169,447
Pioneer Municipal High Income Fund, Inc. |  | 7/31/222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Georgia — 9.1%
10,000,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/44	$ 10,059,800
7,010,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/49	7,013,856
2,500,000	County of Fulton Water & Sewerage Revenue, Series A, 2.25%, 1/1/42	1,896,175
4,000,000	Private Colleges & Universities Authority, Emory University, Series A, 5.00%, 10/1/43	4,104,560
	Total Georgia	$23,074,391
	Idaho — 2.0%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 5,016,700
	Total Idaho	$5,016,700
	Illinois — 4.2%
704,519(c)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B1, 11/15/52	$ 15,267
1,116,010(e)	Illinois Finance Authority, Clare Oaks Project, Series A3, 5.25%, 11/15/52	769,600
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	3,017,980
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.50%, 5/15/54	3,477,240
915,000	Illinois Housing Development Authority, Series B, 2.15%, 10/1/41 (GNMA FNMA FHLMC COLL Insured)	760,045
2,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 12/15/47	1,839,560
695,000(f)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	660,250
	Total Illinois	$10,539,942
	Indiana — 1.7%
2,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	$ 1,813,040
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	1,345,740
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	1,035,030
	Total Indiana	$4,193,810
3Pioneer Municipal High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Maine — 1.7%
1,400,000	City of Portland General Airport Revenue, 4.00%, 1/1/40	$ 1,409,800
3,000,000	Maine Health & Higher Educational Facilities Authority, Series A, 4.00%, 7/1/50	2,942,190
	Total Maine	$4,351,990
	Maryland — 4.2%
1,325,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 1,369,533
3,000,000	Maryland State Transportation Authority, Series A, 3.00%, 7/1/47	2,617,260
5,365,000	University System of Maryland, Series A, 4.00%, 4/1/43	5,487,161
1,250,000	Washington Suburban Sanitary Commission, 3.00%, 6/1/47 (CNTY GTD Insured)	1,084,675
	Total Maryland	$10,558,629
	Massachusetts — 17.3%
2,000,000(b)	City of Boston, Series A, 5.00%, 3/1/39	$ 2,292,920
4,000,000(b)	Commonwealth of Massachusetts, Series C, 3.00%, 3/1/49	3,297,320
7,000,000(c)	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A, 7/1/28	5,876,570
1,550,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/36	1,887,141
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	6,109,900
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	5,070,400
1,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	1,015,920
7,100,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	9,573,640
3,100,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.50%, 7/1/32	4,064,782
1,000,000	Massachusetts Housing Finance Agency, Series 223, 2.35%, 6/1/39 (GNMA FNMA FHLMC Insured)	826,800
1,000,000	Massachusetts Housing Finance Agency, Sustainability Bond, Series B-1, 2.875%, 12/1/51	779,810
2,800,000(b)	Town of Arlington, 2.00%, 9/15/41	2,044,196
1,000,000(b)	Town of Plymouth, 2.00%, 5/1/34	855,640
	Total Massachusetts	$43,695,039
Pioneer Municipal High Income Fund, Inc. |  | 7/31/224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Michigan — 1.5%
1,000,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 955,280
2,640,000	Michigan State University, Series A, 5.00%, 8/15/41	2,713,920
	Total Michigan	$3,669,200
	Minnesota — 4.1%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 1,020,960
1,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	1,005,370
2,300,000	City of Rochester, Mayo Clinic, Series B, 5.00%, 11/15/35	2,885,810
5,000,000(b)	State of Minnesota, Series B, 4.00%, 8/1/27	5,398,300
	Total Minnesota	$10,310,440
	Montana — 0.0%†
1,600,000(f)	Two Rivers Authority, 7.375%, 11/1/27	$ 122,560
	Total Montana	$122,560
	New Hampshire — 3.0%
6,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 7,085,760
375,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	375,559
	Total New Hampshire	$7,461,319
	New Jersey — 2.6%
3,000,000	New Jersey Economic Development Authority, Continental Airlines, 5.25%, 9/15/29	$ 3,035,700
2,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	2,508,525
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	1,070,450
	Total New Jersey	$6,614,675
	New Mexico — 1.3%
335,000(e)	County of Otero, Otero County Jail Project, 9.00%, 4/1/23	$ 335,000
2,960,000(e)	County of Otero, Otero County Jail Project, 9.00%, 4/1/28	2,960,000
	Total New Mexico	$3,295,000
5Pioneer Municipal High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	New York — 20.9%
2,000,000	Metropolitan Transportation Authority, Series D-2, 4.00%, 11/15/48	$ 1,918,140
1,500,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 4.75%, 11/15/45	1,549,185
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 5.25%, 11/15/55	2,123,100
3,000,000	Metropolitan Transportation Authority, Green Bond, Series E, 4.00%, 11/15/45	2,912,400
2,500,000	New York State Dormitory Authority, Series A, 3.00%, 3/15/41	2,256,525
2,500,000	New York State Dormitory Authority, Series A, 5.00%, 3/15/41	2,730,575
2,000,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	1,991,500
2,500,000	Metropolitan Transportation Authority, Series E, 5.00%, 11/15/33	2,743,075
8,000,000	New York State Dormitory Authority, Series A, 4.00%, 7/1/41	8,096,480
7,500,000	New York State Dormitory Authority, Series C, 5.00%, 3/15/39	7,815,000
4,865,000	New York State Dormitory Authority, Columbia University, Series A, 5.00%, 10/1/50	6,165,025
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.00%, 10/1/45	1,899,315
2,000,000	New York State Housing Finance Agency, Sustainability Bonds, Series D-1, 4.20%, 11/1/52 (SONYMA FHA 542c Insured)	1,990,320
2,000,000	New York State Thruway Authority, Series A, 4.00%, 3/15/41	2,024,700
3,000,000	New York State Urban Development Corp., Series A, 3.00%, 3/15/49	2,465,430
1,000,000	Troy Capital Resource Corp., 4.00%, 9/1/40	1,002,090
2,260,177	Westchester County Healthcare Corp., Series A, 5.00%, 11/1/44	2,308,319
1,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/36 (144A)	952,970
	Total New York	$52,944,149
	North Carolina — 2.6%
2,500,000(b)	County of Mecklenburg, 2.00%, 3/1/41	$ 1,901,325
4,225,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2018, 1/1/38 (144A)	4,560,127
	Total North Carolina	$6,461,452
Pioneer Municipal High Income Fund, Inc. |  | 7/31/226

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Ohio — 2.1%
1,000,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 6/1/48	$ 960,970
3,500,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	3,473,750
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	863,510
	Total Ohio	$5,298,230
	Oregon — 0.4%
1,000,000	Oregon Health & Science University, Series A, 5.00%, 7/1/42	$ 1,093,020
	Total Oregon	$1,093,020
	Pennsylvania — 7.7%
3,000,000	Geisinger Authority, Geisinger Health System, Series A-1, 5.00%, 2/15/45	$ 3,156,300
5,000,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/52	4,894,900
3,500,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 5.00%, 5/1/57	4,039,315
2,000,000	Pennsylvania Housing Finance Agency, Series 134A, 2.05%, 4/1/41	1,627,280
1,500,000	Pennsylvania Turnpike Commission, Series A, 5.25%, 12/1/44	1,667,625
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	525,345
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	1,020,460
460,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	467,273
2,000,000(d)	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.20%, 12/1/43	2,054,540
	Total Pennsylvania	$19,453,038
	Puerto Rico — 4.4%
77,074(b)(c)	Commonwealth of Puerto Rico, Restructured Series A, 7/1/24	$ 71,775
298,094(b)(c)	Commonwealth of Puerto Rico, Restructured Series A, 7/1/33	177,166
231,637(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/33	221,338
7Pioneer Municipal High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Puerto Rico — (continued)
208,211(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/35	$ 197,307
178,700(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/37	167,031
242,963(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/41	222,941
252,678(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/46	227,425
129,348(b)	Commonwealth of Puerto Rico, Restructured Series A1, 5.25%, 7/1/23	132,097
257,979(b)	Commonwealth of Puerto Rico, Restructured Series A1, 5.375%, 7/1/25	269,802
255,642(b)	Commonwealth of Puerto Rico, Restructured Series A1, 5.625%, 7/1/27	276,960
251,495(b)	Commonwealth of Puerto Rico, Restructured Series A1, 5.625%, 7/1/29	278,357
244,275(b)	Commonwealth of Puerto Rico, Restructured Series A1, 5.75%, 7/1/31	274,106
1,000,000	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	820,000
3,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A1, 5.00%, 7/1/58	3,530,135
1,386,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A2, 4.536%, 7/1/53	1,329,798
3,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A2, 4.784%, 7/1/58	2,991,690
	Total Puerto Rico	$11,187,928
	Rhode Island — 2.7%
5,900,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 1,062,000
2,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.00%, 9/1/37	2,091,640
1,000,000	Rhode Island Turnpike & Bridge Authority, Series A, 4.00%, 10/1/44	1,049,190
2,500,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2019, 9/1/47 (144A)	2,679,300
	Total Rhode Island	$6,882,130
	South Carolina — 1.1%
2,850,000	City of Charleston Waterworks & Sewer System Revenue, 4.00%, 1/1/49	$ 2,897,510
	Total South Carolina	$2,897,510
Pioneer Municipal High Income Fund, Inc. |  | 7/31/228

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — 10.3%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$ 547,570
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,036,460
5,465,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	6,849,066
1,000,000	City of Houston Combined Utility System Revenue, Series C, 4.00%, 11/15/35	1,055,550
7,400,000	Dallas Fort Worth International Airport, Series B, 5.00%, 11/1/50	8,274,976
3,785,000	North Texas Tollway Authority, Second Tier, Series A, 5.00%, 1/1/35	3,990,677
3,960,000(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	975,150
971,001	Texas Department of Housing & Community Affairs, Series 2020-HOLL, 2.30%, 7/1/37 (FNMA HUD SECT 8 Insured)	859,238
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/31	383,313
2,000,000	Texas Water Development Board, St. Water Implementation Fund, 4.00%, 10/15/44	2,045,180
	Total Texas	$26,017,180
	Utah — 0.4%
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.00%, 7/1/35	$ 1,094,550
	Total Utah	$1,094,550
	Virginia — 13.3%
5,000,000(b)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 4,390,650
1,000,000	City of Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45	871,110
2,200,000(b)	County of Arlington, 4.00%, 8/15/35	2,306,304
1,415,000(b)	County of Fairfax, Series A, 4.00%, 10/1/33 (ST AID WITHHLDG Insured)	1,486,811
5,000,000	Tobacco Settlement Financing Corp., Series B1, 5.00%, 6/1/47	4,987,500
5,000,000	University of Virginia, Series A, 5.00%, 4/1/42	5,500,600
4,000,000(d)	Upper Occoquan Sewage Authority, 4.00%, 7/1/41	4,260,400
5,000,000	Virginia College Building Authority, Series A, 3.00%, 2/1/36	4,912,650
9Pioneer Municipal High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Virginia — (continued)
4,000,000	Virginia Commonwealth Transportation Board, Capital Projects, 3.00%, 5/15/37	$ 3,842,200
1,000,000	Virginia Public Building Authority, Series A, 4.00%, 8/1/39	1,044,560
	Total Virginia	$33,602,785
	Washington — 6.0%
3,745,000	City of Seattle Water System Revenue, 4.00%, 8/1/32	$ 3,993,630
2,500,000(b)	King County School District No 411 Issaquah, 4.00%, 12/1/31 (SCH BD GTY Insured)	2,647,375
1,000,000(b)	State of Washington, Series D, 4.00%, 7/1/39	1,037,200
3,285,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2018, 1/1/45 (144A)	3,664,582
2,500,000	University of Washington, Series B, 5.00%, 6/1/29	2,710,375
1,150,000(d)	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,160,166
	Total Washington	$15,213,328
	Wisconsin — 3.9%
1,500,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	$ 1,632,840
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	772,695
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	1,065,050
1,000,000(e)	Public Finance Authority, SearStone CCRC Project, Series A, 5.613%, 6/1/47	1,075,190
5,000,000	Wisconsin Department of Transportation, Series A, 5.00%, 7/1/28	5,294,750
	Total Wisconsin	$9,840,525
	Total Municipal Bonds (Cost $424,658,515)	$401,248,649

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 158.8% (Cost $424,658,515)	$401,248,649
	OTHER ASSETS AND LIABILITIES — (58.8)%	$(148,495,157)
	net assets applicable to common shareowners — 100.0%	$252,753,492

Pioneer Municipal High Income Fund, Inc. |  | 7/31/2210

Schedule of Investments  |  7/31/22
(unaudited) (continued)
AMBAC	Ambac Assurance Corporation.
CNTY GTD	County Guaranteed.
COLL	Collateral.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8.
GNMA	Government National Mortgage Association.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at July 31, 2022.
SCH BD GTY	School Board Guaranty.
SONYMA FHA 542c	State of New York Mortgage Agency Federal Housing Administration Section 542c.
ST AID WITHHLDG	State Aid Withholding.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2022, the value of these securities amounted to $34,809,255, or 13.8% of net assets applicable to common shareowners.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2022.
(f)	Security is in default.
†	Amount rounds to less than 0.1%.
11Pioneer Municipal High Income Fund, Inc. |  | 7/31/22

The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Education Revenue	25.2%
Health Revenue	19.7
Transportation Revenue	15.3
Development Revenue	10.6
Water Revenue	6.8
Tobacco Revenue	5.9
Other Revenue	4.5
Facilities Revenue	1.4
Utilities Revenue	1.1
Power Revenue	0.3
90.8%
General Obligation	9.2%
100.0%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$401,248,649	$—	$401,248,649
Total Investments in Securities	$—	$401,248,649	$—	$401,248,649
Other Financial Instruments
Variable Rate MuniFund Term Preferred Shares(a)	$—	$(145,000,000)	$—	$(145,000,000)
Total Other Financial Instruments	$—	$(145,000,000)	$—	$(145,000,000)
(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
During the three months ended July 31, 2022, there were no transfers in or out of Level 3.
Pioneer Municipal High Income Fund, Inc. |  | 7/31/2212